Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Payables and Accruals [Abstract]
Contract settlement		$ 968	$ 228
Wages and benefits		577	317
Customer deposits		484	239
Accrued inventory		0	229
Other		883	552
Accrued Expenses and Other Liabilities	$ 2,651	$ 2,912	$ 1,565